Portfolio of Investments
Columbia Dividend Income Fund, August 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Communication Services 4.1%
Diversified Telecommunication Services 1.9%
AT&T, Inc.	5,275,000	157,247,750
Verizon Communications, Inc.	5,175,000	306,722,250
Total		463,970,000
Media 2.2%
Comcast Corp., Class A	11,525,000	516,435,250
Total Communication Services		980,405,250
Consumer Discretionary 6.5%
Hotels, Restaurants & Leisure 0.9%
McDonald’s Corp.	1,020,000	217,790,400
Internet & Direct Marketing Retail 1.0%
eBay, Inc.	4,150,000	227,337,000
Multiline Retail 2.0%
Target Corp.	3,110,000	470,263,100
Specialty Retail 2.6%
Home Depot, Inc. (The)	2,220,000	632,788,800
Total Consumer Discretionary		1,548,179,300
Consumer Staples 8.1%
Beverages 1.3%
PepsiCo, Inc.	2,300,000	322,138,000
Food & Staples Retailing 1.5%
Walmart, Inc.	2,510,000	348,513,500
Food Products 1.1%
Hershey Co. (The)	875,000	130,060,000
Mondelez International, Inc., Class A	2,300,000	134,366,000
Total		264,426,000
Household Products 3.2%
Kimberly-Clark Corp.	1,725,000	272,136,000
Procter & Gamble Co. (The)	3,575,000	494,529,750
Total		766,665,750
Tobacco 1.0%
Philip Morris International, Inc.	3,010,000	240,167,900
Total Consumer Staples		1,941,911,150
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.3%
Oil, Gas & Consumable Fuels 3.3%
Chevron Corp.	5,225,000	438,534,250
ConocoPhillips Co.	5,475,000	207,447,750
Valero Energy Corp.	2,550,000	134,104,500
Total		780,086,500
Total Energy		780,086,500
Financials 14.4%
Banks 6.3%
Bank of America Corp.	19,150,000	492,921,000
JPMorgan Chase & Co.	5,765,000	577,595,350
PNC Financial Services Group, Inc. (The)	2,425,000	269,660,000
U.S. Bancorp	4,560,000	165,984,000
Total		1,506,160,350
Capital Markets 3.8%
BlackRock, Inc.	330,000	196,082,700
CME Group, Inc.	1,450,000	255,011,500
Northern Trust Corp.	2,915,000	238,709,350
T. Rowe Price Group, Inc.	1,685,000	234,568,850
Total		924,372,400
Insurance 4.3%
Allstate Corp. (The)	3,460,000	321,780,000
Chubb Ltd.	2,640,000	330,000,000
Marsh & McLennan Companies, Inc.	3,265,000	375,181,150
Total		1,026,961,150
Total Financials		3,457,493,900
Health Care 13.4%
Biotechnology 0.5%
Gilead Sciences, Inc.	1,630,000	108,802,500
Health Care Equipment & Supplies 2.6%
Abbott Laboratories	1,375,000	150,521,250
Baxter International, Inc.	1,835,000	159,773,450
Medtronic PLC	3,025,000	325,096,750
Total		635,391,450
Health Care Providers & Services 1.3%
UnitedHealth Group, Inc.	1,020,000	318,801,000
Columbia Dividend Income Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 9.0%
Bristol-Myers Squibb Co.	5,345,000	332,459,000
Eli Lilly and Co.	2,125,000	315,328,750
Johnson & Johnson	5,500,000	843,755,000
Merck & Co., Inc.	7,750,000	660,842,500
Total		2,152,385,250
Total Health Care		3,215,380,200
Industrials 13.6%
Aerospace & Defense 3.1%
Lockheed Martin Corp.	1,485,000	579,536,100
Northrop Grumman Corp.	485,000	166,165,850
Total		745,701,950
Air Freight & Logistics 1.0%
United Parcel Service, Inc., Class B	1,410,000	230,704,200
Building Products 1.3%
Trane Technologies PLC	2,665,000	315,509,350
Commercial Services & Supplies 1.1%
Waste Management, Inc.	2,260,000	257,640,000
Electrical Equipment 0.7%
Eaton Corp. PLC	1,760,000	179,696,000
Industrial Conglomerates 1.7%
Honeywell International, Inc.	2,520,000	417,186,000
Machinery 2.2%
Cummins, Inc.	780,000	161,655,000
Deere & Co.	875,000	183,802,500
Parker-Hannifin Corp.	865,000	178,198,650
Total		523,656,150
Road & Rail 2.5%
Union Pacific Corp.	3,065,000	589,828,600
Total Industrials		3,259,922,250
Information Technology 23.3%
Communications Equipment 2.2%
Cisco Systems, Inc.	12,540,000	529,438,800
Electronic Equipment, Instruments & Components 0.5%
TE Connectivity Ltd.	1,340,000	129,444,000
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.4%
Accenture PLC, Class A	1,290,000	309,509,700
Automatic Data Processing, Inc.	1,400,000	194,726,000
Fidelity National Information Services, Inc.	980,000	147,833,000
International Business Machines Corp.	3,225,000	397,674,750
Total		1,049,743,450
Semiconductors & Semiconductor Equipment 8.1%
Analog Devices, Inc.	2,045,000	239,019,600
Broadcom, Inc.	1,420,000	492,953,000
KLA Corp.	1,715,000	351,815,100
Lam Research Corp.	1,195,000	401,926,300
Texas Instruments, Inc.	3,245,000	461,276,750
Total		1,946,990,750
Software 4.1%
Microsoft Corp.	4,375,000	986,693,750
Technology Hardware, Storage & Peripherals 4.0%
Apple, Inc.	7,340,000	947,153,600
Total Information Technology		5,589,464,350
Materials 0.8%
Containers & Packaging 0.8%
Packaging Corp. of America	800,000	80,992,000
Sonoco Products Co.	2,145,000	113,749,350
Total		194,741,350
Total Materials		194,741,350
Real Estate 2.8%
Equity Real Estate Investment Trusts (REITS) 2.8%
AvalonBay Communities, Inc.	540,000	85,352,400
Crown Castle International Corp.	910,000	148,557,500
Digital Realty Trust, Inc.	1,925,000	299,626,250
Extra Space Storage, Inc.	1,165,000	124,130,750
Total		657,666,900
Total Real Estate		657,666,900

2	Columbia Dividend Income Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Dividend Income Fund, August 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 6.2%
Electric Utilities 3.1%
American Electric Power Co., Inc.	2,135,000	168,302,050
Eversource Energy	1,940,000	166,277,400
NextEra Energy, Inc.	780,000	217,752,600
Xcel Energy, Inc.	2,875,000	199,740,625
Total		752,072,675
Multi-Utilities 3.1%
Ameren Corp.	2,175,000	172,064,250
CMS Energy Corp.	2,250,000	136,102,500
Dominion Energy, Inc.	1,375,000	107,855,000
DTE Energy Co.	1,020,000	121,043,400
WEC Energy Group, Inc.	2,185,000	205,564,800
Total		742,629,950
Total Utilities		1,494,702,625
Total Common Stocks (Cost $16,534,749,379)		23,119,953,775

Money Market Funds 3.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.149%(a),(b)	766,998,006	766,998,006
Total Money Market Funds (Cost $767,097,388)		766,998,006
Total Investments in Securities (Cost: $17,301,846,767)		23,886,951,781
Other Assets & Liabilities, Net		69,895,827
Net Assets		23,956,847,608

Notes to Portfolio of Investments
(a)	The rate shown is the seven-day current annualized yield at August 31, 2020.
(b)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.149%
	806,457,121	853,330,677	(892,725,973)	(63,819)	766,998,006	(13,382)	409,683	766,998,006
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Dividend Income Fund | Quarterly Report 2020	3